INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 - INCOME TAXES

Loss before provision for income taxes consisted of the following:

	December 31,
	2021	2020
United States	$(29,145,901)	$(159,275)

The federal and state income tax provision (benefit), included in general and administrative expenses in the Consolidated Statement of Operations, is summarized as follows:

	December 31,
	2021	2020
Current state provision	$-	$1,600

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate for the years ended December 31, 2021 and 2020 as follows:

	December 31,
	2021	2020
Income (benefit) taxes at statutory rates	$(6,120,640)	$(33,448)
State income tax, net of federal benefit	(131,962)	47,340
Warrants and convertible debt	1,620,341	12,776
Nondeductible executive compensation	480,248	-
Stock based compensation	(278,940)	-
Share subscription facility transaction costs	2,664,850	-
Research and development tax credits	(501,451)	-
Change in tax rates	371,784	-
Other	(139,213)	405
Change in valuation allowance	2,034,983	(27,073)
Total	$-	$-

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The Company’s deferred tax assets were comprised of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss tax carryforwards	$25,068,127	$23,332,247
Tax credits	3,164,799	2,663,350
Stock-based compensation	915,675	1,798,263
Other	687,422	89,880
	29,836,023	27,883,740
Valuation allowance	(29,830,534)	(27,795,550)
Total deferred tax assets	5,489	88,190
Deferred tax liabilities:
Convertible notes: embedded derivatives	-	(81,603)
Other	(5,489)	(6,587)
Total deferred tax liabilities	(5,489)	(88,190)
Net deferred tax assets	$-	$-

As of December 31, 2021, the Company had federal, California and other state net operating loss (NOL) carryforwards of $95.9 million, $69.7 million and $0.4 million, respectively, net of the NOLs that will expire due to Internal Revenue Code (IRC) Section 382 limitations. The federal net operating losses generated in 2018 and after of $13.5 million will carryforward indefinitely and be available to offset up to 80% of future taxable income each year, subject to certain modifications made by the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) enacted in 2020. The federal net operating losses generated prior to 2018 of $82.4 million will begin to expire in 2026 unless previously utilized. The California and other state NOL carryforwards will begin to expire in 2028 and 2041, respectively, unless previously utilized.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

In addition, as of December 31, 2021, the Company had federal and state research and development (R&D) tax credit carryforwards of $3.0 million and $1.5 million, respectively. The federal tax credit carryforwards will begin to expire in 2024 unless previously utilized. The California research tax credits do not expire.

Pursuant to the IRC Sections 382 and 383, annual use of the Company’s NOL and R&D credit carryforwards may be limited in the event that a cumulative change in ownership of more than 50% occurs within a three-year period. Although the Company has not completed a recent IRC Section 382/383 analysis, regarding the limitation of NOL and R&D credit carryforwards, the Company estimates that approximately $1.5 million of tax benefits related to NOL and R&D carryforwards acquired in 2015 will expire unused. Accordingly, the related NOL and R&D credit carryforwards have been removed from deferred tax assets accompanied by a corresponding reduction of the valuation allowance. Due to the existence of the valuation allowance, limitations created by current and future ownership changes, if any, related to the Company’s operations in the United States will not impact its effective tax rate. Any additional ownership changes may further limit the ability to use the NOL and R&D credit carryforwards.

On March 27, 2020, the CARES Act was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits federal NOL carryforwards and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows federal NOLs incurred in 2019, 2020 and 2021 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. Due to the Company’s history of net operating losses, the CARES Act is not expected to have a material impact on the Company’s financial statements.

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	Year ending December 31,
	2021	2020
Balance at beginning of year	$968,445	$929,990
Increases (decreases) related to current year tax positions	171,977	38,455
Increases (decreases) related to prior year tax positions	(5,243)	-
Expiration of the statute of limitations for the assessment of taxes	-	-
Other	-	-
Balance at end of year	$1,135,179	$968,445

As of December 31, 2021 and 2020, the Company had unrecognized tax benefits of $1.1 million and $1.0 million, respectively. Due to the existence of the valuation allowance, none of the unrecognized tax benefits would affect the effective tax rate. The Company’s policy is to recognize interest and penalties from uncertain tax positions in income tax expense. The Company did not record any interest or penalties for the years ended December 31, 2021 or 2020 and had no accrued interest on the consolidated balance sheets as of December 31, 2021 or 2020. The Company does not anticipate that the total amount of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple state jurisdictions. With few exceptions, the Company is no longer subject to United States federal income tax examinations for years before 2018 and state and local income tax examinations before 2017. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the NOL carryforward. The Company is not currently under examination by the Internal Revenue Service or any state or local tax authority.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements